UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MERRILL LYNCH BANK (SUISSE) S.A.
Address: 13 route de Florissant
         1211 Geneve 3, Switzerland

13F File Number: 028-05561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Names:  Richard Greenwood                Michael Hold
Titles: Chief Financial Officer          Director
Phones: 41 22 703 1828                   41 022 703 1755

Signature, Place and Date of Signing:


___________________________          ____________________
/s/ Richard Greenwood                 /s/Michael Hold
1211 Geneve 3, Switzerland
February 17, 2009

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
028-03554              MERRILL LYNCH AND CO., INC.